Monica Lea Parry

1.202.373.6179

monica.parry@morganlewis.com

VIA EDGAR

November 16, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Renn Fund, Inc. (File Nos. 333-258181 and 811-22299): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Renn Fund, Inc. (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. This filing is being made for the primary purpose of responding to comments received from the Staff of the U.S. Securities and Exchange Commission regarding the Fund’s registration statement filed on Form N-2 on July 26, 2021.

If you have any questions regarding this filing, please contact me at 202.373.6179.

Very truly yours,

/s/ Monica Lea Parry
Monica Lea Parry

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001